Commitments and Contingencies (Details Narrative) $ in Thousands	Jun. 30, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Purchase Obligation	$ 1,812,924
DP2 Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	11
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	1
MR Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	2
LR1 Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	5
Nineteen Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Payable in 2025	$ 225,882
Payable in 2026	385,775
Payable in 2027	487,334
Payable in 2028	$ 713,933